Pension and Other Employee Benefits (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Medicare Part D Subsidy
2012	$ 1,760,000
2013	1,986,000
2014	2,234,000
2015	2,502,000
2016	2,740,000
Years 2017-2021	17,761,000
Total cost of profit sharing and 401(k) plans	400,000	400,000	500,000
Pension Benefits
Expected benefits to be paid
2012	18,479,000
2013	14,304,000
2014	15,173,000
2015	16,566,000
2016	16,736,000
Years 2017-2021	92,313,000
Pension Benefits | Minimum
Pension and Other Employee Benefits
Funding requirement for 2012	28,100,000
Other Postretirement Benefits Before Medicare Subsidy
Pension and Other Employee Benefits
Funding requirement for 2012	27,200,000
Expected benefits to be paid
2012	29,006,000
2013	31,102,000
2014	32,952,000
2015	34,626,000
2016	36,268,000
Years 2017-2021	$ 197,460,000